Expense Example - VIPGrowthOpportunitiesPortfolio-InvestorPRO - VIPGrowthOpportunitiesPortfolio-InvestorPRO - VIP Growth Opportunities Portfolio - VIP Growth Opportunities Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835